SCHEDULE OF NET EARNINGS ATTRIBUTABLE TO NON-CONTROLLING PARTNERSHIP (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net earnings (loss) attributable to non-controlling interests
Net earnings (loss) attributable to non-controlling interests	$ 2,524,027	$ 360	$ 4,095,850	$ 3,182,020
Latam Logistic Properties SA [member]
Net earnings (loss) attributable to non-controlling interests
Net earnings (loss) attributable to non-controlling interests					$ 4,016,672	$ 3,412,623	$ 4,542,880
Latam Logistic Properties SA [member] | Latam parque logistico coyol II [member]
Net earnings (loss) attributable to non-controlling interests
Net earnings (loss) attributable to non-controlling interests					(215,926)	1,358,675	130,433
Latam Logistic Properties SA [member] | Latam parque logistico san jose verbena [member]
Net earnings (loss) attributable to non-controlling interests
Net earnings (loss) attributable to non-controlling interests					4,682,615	2,177,996	4,323,820
Latam Logistic Properties SA [member] | Latam lagunilla industrial park [member]
Net earnings (loss) attributable to non-controlling interests
Net earnings (loss) attributable to non-controlling interests						(111,583)	111,583
Latam Logistic Properties SA [member] | Parque logistico callao [member]
Net earnings (loss) attributable to non-controlling interests
Net earnings (loss) attributable to non-controlling interests					$ (450,017)	$ (12,465)	$ (22,956)